Subsequent events (Details) $ in Thousands					6 Months Ended
	Aug. 25, 2025 USD ($) T	Aug. 20, 2025 shares	Jul. 10, 2025 USD ($) vessel	Jul. 03, 2025 USD ($) T	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Aug. 19, 2025	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of vessels and vessels under construction					$ 547,113	$ 444,570
Borrowings					$ 5,641,722			$ 2,622,255
Issuance of shares (in shares) | shares					0
Proceeds from the sale of vessels					$ 262,974	$ 1,511,765
Major business combination | Golden Ocean Group Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shareholders approving merger							0.9272
Major business combination | CMB.Tech post merger | CMB.TECH NV
Disclosure of non-adjusting events after reporting period [line items]
Share in equity		70.00%
Percentage of voting equity interests acquired, excluding treasury shares		67.00%
Major business combination | CMB.Tech post merger | Golden Ocean Group Limited
Disclosure of non-adjusting events after reporting period [line items]
Share in equity		30.00%
Percentage of voting equity interests acquired, excluding treasury shares		33.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares (in shares) | shares		95,952,934
Golden Zhoushan | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T				175,853
8 vessels | Major purchases of assets | 90 million RCF
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 90,000
Vessels | Golden Zhoushan | Other disposals of assets | Property, plant and equipment
Disclosure of non-adjusting events after reporting period [line items]
Proceeds before commission				$ 22,100
Commission on sale proceeds				0.01
Vessels | 8 vessels | Major purchases of assets | SFL
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of vessels and vessels under construction			$ 112,000
Vessels | 8 vessels | Major purchases of assets | Property, plant and equipment | SFL
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels acquired | vessel			8
Vessels | Suezmax Sofia | Property, plant and equipment | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain	$ 20,400
Vessels | Suezmax Sofia | Other disposals of assets | Property, plant and equipment
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T	165,000
Proceeds from the sale of vessels	$ 40,100